OTHER ACCRUED LIABILITIES - Schedule of Changes in warranty costs provision (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OTHER ACCRUED LIABILITIES.
Beginning of year	€ 252	€ 368
Amount used during the year	(202)	(225)
New warranty expenses	112	110
End of year	162	252
Less current portion	(100)	(206)
Long term portion	€ 62	€ 46